Equity Method Investments	12 Months Ended
Mar. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
12. Equity method investments
Consolidated financial statements data have been changed since fiscal 2024. The amounts of equity method investments in the previous years have been retrospectively reclassified for this change. For further information, see Note 1 "Significant Accounting and Reporting Policies (aa) Reclassifications."
Equity method investments at March 31, 2023 and 2024 consists of the following:

	Millions of yen
	2023	2024
Investment in corporate entities	¥838,787	¥1,002,560
Investment in real estate joint ventures	110,388	124,537
Investment in partnerships and other investments	113,235	186,790

	¥1,062,410	¥1,313,887

Certain equity method investees are listed on stock exchanges. The aggregate investment in and quoted market value of those equity method investees
amounted to ¥148,045 million and ¥196,793 million, respectively, as of March 31, 2023 and ¥163,074 million and ¥157,932 million, respectively, as of March 31, 2024.
In fiscal 2022, 2023 and 2024, the Company and its subsidiaries received dividends from equity method investees of ¥25,775 million, ¥25,574 million and ¥25,820 million, respectively.
In the Company’s consolidated balance sheets, the book value of equity method investments over the underlying equity in the net assets of such equity method investees as of date of the most recent available financial statements of the investees were
¥112,977 million and ¥144,709
million as of March 31, 2023 and 2024, respectively. The basis differences mainly consist of goodwill and fair value adjustments for fixed assets. The basis differences would be amortized and adjusted for impairment, if any, and the changes in the differences are included in equity in net income (loss) of equity method investments.
Companies comprising a significant portion of investment in corporate entities as of March 31, 2023
were
Kansai Airports (40% of equity share) and
Avolon Holdings Limited (30% of equity share)
.
Companies comprising a significant portion of investment in corporate entities as of March 31, 2024 were Kansai Airports
(40%
of equity share), ORIX Credit Corporation (34% of equity share) and Avolon Holdings Limited (30% of equity share).
Combined and condensed information relating to the equity method investees for fiscal 2022, 2023 and 2024 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2022	2023	2024
Operations:
Total revenues	¥1,496,724	¥1,792,981	¥2,871,734
Income before income taxes	835,483	(372,994)	266,966
Net income	801,639	(432,618)	198,006

Financial position:
Total assets	¥18,503,185	¥19,563,071	¥26,689,362
Total liabilities	11,200,054	12,379,335	17,178,962
Total equity	7,303,131	7,183,736	9,510,400
For information about significant transactions between the Company and its subsidiaries, and equity method investees except as described above, see Note 7 “Installment Loans” and Note 31 “Commitments, Guarantees and Contingent Liabilities.”